Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2024	2023
Noncurrent deferred income tax asset arising from:

Accounts payable	$447,982	$451,478
Property, plant, and equipment	19,757	5,489
Equity-based compensation	240,038	204,988
Contribution carryforward	7,214	6,437
NOL carryforward	6,919,774	5,633,582
NEL carryforward	194,262	194,262
R&D credit	1,035,384	858,020
Operating lease liability	1,436,302	1,590,439
Others	51,152	34,890
Capitalized research and development expense	4,451,183	3,335,888
Total deferred tax assets	14,803,048	12,315,473

Noncurrent deferred income tax liability arising from:
Warrant liabilities	(500,661)	-
Trade receivables and prepaid expenses	(518,352)	(500,514)
Operating lease ROU asset	(1,330,370)	(1,579,741)
Total deferred income tax liabilities	(2,349,384)	(2,080,255)

Net noncurrent deferred income tax asset	12,453,664	10,235,218

Valuation allowance	(12,453,664)	(10,235,218)

Net	$-	$-

Summary of Operating Loss Carryforwards [Table Text Block]
	December 31,
Combined NOL Carryforwards:	2024	2023
Federal	$32,951,304	$26,826,582
State	$9,836,072	$9,836,072

Summary of Tax Credit Carryforwards [Table Text Block]
	December 31,
Combined Credit Carryforwards:	2024	2023
Federal	$1,035,384	$858,020

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 31,
Rate reconciliation:	2024	2023
Federal tax benefit at the statutory rate	(21.0)%	(21.0)%
State tax, net of federal benefit	(0.5)%	(2.0)%
Other	1.2%	1.0%
Stock-based compensation shortfalls (windfalls)	1.4%	—%
Research & development credits	(1.6)%	(2.2)%
Change in the valuation allowance	20.6%	24.2%
Income Tax Expense (Benefit)	—%	—%